Initial Public Offering (Details) - $ / shares		5 Months Ended
	Nov. 03, 2025	Dec. 31, 2025
Initial Public Offering [Line Items]
Number of units issued		660,000
Public Warrant [Member]
Initial Public Offering [Line Items]
Price per warrants	$ 11.5
Purchased units	1
Public Warrant [Member] | Class A ordinary shares [Member]
Initial Public Offering [Line Items]
Purchased units		1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued	3,000,000	3,000,000
IPO [Member]
Initial Public Offering [Line Items]
Number of units issued	23,000,000
Sold price per share	$ 10
Number of units sold	23,000,000